15. COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Commitments And Contingencies
2019	¥ 2,029
2020	2,982
2021	1,583
2022	0
2023	0
Total	¥ 6,594